CAPITAL STOCK	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
CAPITAL STOCK

9.	CAPITAL STOCK

The Company is authorized to issue 350,000,000 shares of capital stock, consisting of 300,000,000 shares of common stock, $0.001 par value, and 50,000,000 shares of preferred stock, $0.001 par value per share.

Preferred Stock

The Company has designated multiple series of preferred stock, including 2 shares of series A preferred stock, 3,000,000 shares of series B preferred stock, 500 shares of series C preferred stock, 1,000,000 shares of series E preferred stock, 50,000 shares of series F-1 preferred stock, 15,000,000 shares of series I preferred stock, 2,000,000 shares of series J preferred stock, 400,000 shares of series L preferred stock, 3,000,000 shares of series N senior convertible preferred stock, 5,000 shares of series R convertible preferred stock, 5,000,000 shares of series X senior convertible preferred stock and 1,500,000 shares of series Y senior convertible preferred stock.

The following is a description of the rights and preferences of each series of preferred stock.

Redeemable Preferred Stock

The Company recognizes the series N senior convertible preferred stock and series X senior convertible preferred stock as mezzanine equity in accordance with ASC 480, “Distinguishing Liabilities from Equity”.

Series N Senior Convertible Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 1,006,857 and 921,636 shares of series N senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series N senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series N senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series N senior convertible preferred stock; and (iii) junior to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series N senior convertible preferred stock.

Dividend Rights. Holders of series N senior convertible preferred stock are entitled to dividends at a rate per annum of 12.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series N senior convertible preferred stock), such rate would increase by 8% per annum. Dividends accrued from day to day, whether or not declared, and are cumulative. Dividends are payable quarterly in arrears on each dividend payment date in cash or common stock at the Company’s discretion. Dividends payable in common stock are to be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common stock on the Company’s principal trading market (the “VWAP”) during the five (5) trading days immediately prior to the applicable dividend payment date. For the nine months ended September 30, 2025, cumulative dividends earned on the series N senior convertible preferred stock were $340,877. The cumulative accrued dividends for the nine months ended September 30, 2025 were paid by the Company via the issuance of 85,221 shares of series N senior convertible preferred stock.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) are to be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock is entitled to receive an amount of cash equal to 115% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series N senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series N senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series N senior convertible preferred stock, which majority must include SILAC Insurance Company so long as it holds any shares of series N senior convertible preferred stock, voting as a separate class, is necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the Company’s (or Nova’s) creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing does not apply to any financing transaction the use of proceeds of which would be used to redeem the series N senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series N senior convertible preferred stock, voting as a separate class, is required prior to the Company’s (or Nova’s) creation or issuance of any senior securities.

Conversion Rights. Each share of series N senior convertible preferred stock, plus all accrued and unpaid dividends thereon, are convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price of $900 per share (subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions); provided that in no event shall the holder of any series N senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series N senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation can be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. The Company may redeem the series N senior convertible preferred stock at any time by paying in cash therefore a sum equal to 115% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation. In addition, any holder may require the Company to redeem some or all of its shares of series N senior convertible preferred stock on the same terms after a period of twelve months from the date of issuance; provided, however, that such redemption right shall only be exercisable if the Company raises at least $5,000,000 or the common stock is trading on the Nasdaq Stock Market or the New York Stock Exchange.

Series R Convertible Preferred Stock

As of September 30, 2025 and December 31, 2024, there were no shares of series R convertible preferred issued and outstanding. The series R convertible preferred stock was cancelled as part of the June 2024 promissory note and settlement agreement. See also Note 7. Notes and Loans Payable and Note 8. Convertible Notes Payable.

Ranking. The series R convertible preferred stock ranked, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock, series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series I preferred stock, series J preferred stock, series L preferred stock and to each other class or series that is not expressly made senior to or on parity with the series R convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series R convertible preferred stock; and (iii) junior to the series N senior convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series R convertible preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series R convertible preferred stock were entitled to receive cumulative dividends in the amount of twelve percent (12%) per annum, payable quarterly. In addition, holders of series R convertible preferred stock were entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. Any dividends that were not paid when due were to continue to accrue and entailed a late fee, which must be paid in cash, at the rate of 18% per annum or the lesser rate permitted by applicable law which was to accrue and compound daily from the missed payment date through and including the date of actual payment in full. There were no cumulative dividends at December 31, 2024.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series R convertible preferred stock were entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the stated value ($1,200), plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing, for each share of series R convertible preferred stock before any distribution or payment shall be made to the holders of any junior securities.

Voting Rights. The holders of series R convertible preferred stock voted together with the common stock on an as-converted basis. However, as long as any shares of series R convertible preferred stock were outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the series R convertible preferred stock, directly and/or indirectly (i) alter or change adversely the powers, preferences or rights given to the series R convertible preferred stock or alter or amend the certificate of designation, (ii) authorize or create any class of stock ranking as to redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the series R convertible preferred stock, or authorize or create any class of stock ranking as to dividends senior to, or otherwise pari passu with, the series R convertible preferred stock, (iii) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the series R convertible preferred stock, (iv) increase the number of authorized shares of series R convertible preferred stock, or (v) enter into any agreement with respect to any of the foregoing.

Conversion Rights. Each share of series R convertible preferred stock was convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($1,200 per share) by a conversion price equal to the lower of (i) $75.0 and (ii) the lowest daily VWAP during the twenty (20) trading days immediately prior to the applicable conversion date. Notwithstanding the foregoing, the Company shall not effect any conversion of the series R convertible preferred stock, and a holder shall not have the right to convert any portion of the series R convertible preferred stock, to the extent that, after giving effect to the conversion, such holder (together with such holder’s affiliates, and any persons acting as a group together with such holder or any of such holder’s affiliates) would beneficially own in excess of 4.99% of the then outstanding common stock. The conversion price was subject to adjustment for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock, as well as for mergers, business combinations and certain other fundamental transactions. In addition, subject to certain exceptions, upon any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), the holder could have elected, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of series R convertible preferred stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis.

Participation Rights. Subject to certain exceptions, upon a Subsequent Financing, a holder of at least 100 shares of series R convertible preferred stock were to have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

Company Redemption Rights. The Company had the right to redeem all (but not less than all), shares of the series R convertible preferred stock issued and outstanding at any time upon three (3) business days’ notice, at a redemption price per share equal to the product of (i) the Premium Rate multiplied by (ii) the sum of (x) the stated value ($1,200), (y) all accrued but unpaid dividends, and (z) all other amounts due to the holder. “Premium Rate” means (a) 1.1 if all of the series R convertible preferred stock is redeemed within ninety (90) calendar days from the issuance date thereof; (b) 1.2 if all of the series R convertible preferred stock is redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof; (c) 1.3 if all of the series R convertible preferred stock is redeemed after one hundred twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof; and (iv) 1.0 if all of the series R convertible preferred stock is redeemed after one hundred eighty (180) calendar days.

Redemption Upon Triggering Events. Upon the occurrence of a Triggering Event (as defined below), each holder of series R convertible preferred stock had (in addition to all other rights it may have) the right, exercisable at the sole option of such holder, to require the Company to (A) redeem all of the series R convertible preferred stock then held by such holder for a redemption price, in cash, equal to the Triggering Redemption Amount (as defined below), or (B) at the option of each holder either (i) redeem all of the series R convertible preferred stock then held by such holder though the issuance to such holder of such number of shares of common stock equal to the quotient of (x) the Triggering Redemption Amount, divided by (y) the lowest of (1) the conversion price, and (2) 75% of the average of the 10 VWAPs immediately prior to the date of election, or (ii) increase the dividend rate on all of the outstanding series R convertible preferred stock held by such holder retroactively to the initial issuance date to 18% per annum thereafter. “Triggering Redemption Amount” means, for each share of series R convertible preferred stock, the sum of (a) the greater of (i) 130% of the stated value and (ii) the product of (y) the VWAP on the trading day immediately preceding the date of the Triggering Event, multiplied by (z) the stated value divided by the then applicable conversion price, (b) all accrued but unpaid dividends thereon and (c) all liquidated damages, late fees and other costs, expenses or amounts due in respect of the series R convertible preferred stock including, but not limited to legal fees and expenses of legal counsel to the holder in connection with, related to and/or arising out of a Triggering Event. A “Triggering Event” means any of the following events (whatever the reason for such event and whether such event shall be voluntary or involuntary or effected by operation of law or pursuant to any judgment, decree or order of any court, or any order, rule or regulation of any administrative or governmental body):

•	the Company shall fail to deliver the shares of common stock issuable upon a conversion prior to the fifth (5th) trading day after such shares are required to be delivered, or the Company shall provide written notice to any holder, including by way of public announcement, at any time, of its intention not to comply with requests for conversion of any shares of series R convertible preferred stock in accordance with the terms of the certificate of designation;

•	the Company shall fail for any reason to pay in full the amount of cash due pursuant to a Buy-In (as defined in the certificate of designation) within five (5) trading days after notice therefore is delivered;

•	the Company shall fail to have available a sufficient number of authorized and unreserved shares of common stock to issue to such holder upon a conversion;

•	unless specifically addressed elsewhere in the certificate of designation as a Triggering Event, the Company shall fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of the Transaction Documents (as defined in the certificate of designation), and such failure or breach shall not, if subject to the possibility of a cure by the Company, have been cured within five (5) calendar days after the date on which written notice of such failure or breach shall have been delivered;

•	the Company shall redeem junior securities or pari passu securities;

•	the Company shall be party to a Change of Control Transaction (as defined in the certificate of designation);

•	there shall have occurred a Bankruptcy Event (as defined in the certificate of designation);

•	any monetary judgment, writ or similar final process shall be entered or filed against the Company, any subsidiary or any of their respective property or other assets for more than $50,000 (provided that amounts covered by the Company’s insurance policies are not counted toward this $50,000 threshold), and such judgment, writ or similar final process shall remain unvacated, unbonded or unstayed for a period of thirty (30) trading days;

•	the electronic transfer by the Company of shares of common stock through the Depository Trust Company or another established clearing corporation once established subsequent to the date of the certificate of designation is no longer available or is subject to a ‘freeze” and/or “chill;” or

•	any “Event of Default,” as defined in the Purchase Agreement (as defined in the certificate of designation).

Series X Senior Convertible Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 427,690 and 397,464 shares of series X senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series X senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series X senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series X senior convertible preferred stock; and (iii) junior to the series N senior convertible preferred stock, all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series X senior convertible preferred stock.

Dividend Rights. Holders of series X senior convertible preferred stock are entitled to dividends at a rate per annum of 10.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series X senior convertible preferred stock), such rate was to increase by 5% per annum. Dividends accrue from day to day, whether or not declared, and are cumulative. Dividends are payable quarterly in arrears on each dividend payment date. For the nine months ended September 30, 2025, cumulative dividends earned on the series X senior convertible preferred stock were $120,900. The cumulative accrued dividends for the nine months ended September 30, 2025 were paid by the Company via the issuance of 30,226 shares of series X senior convertible preferred stock.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities, including the series N senior convertible preferred stock, or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) are to be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock is entitled to receive an amount of cash equal to 100% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series X senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series X senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series X senior convertible preferred stock, which majority must include Leonite Capital LLC so long as it holds any shares of series X senior convertible preferred stock, voting as a separate class, is necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing does not apply to any financing transaction the use of proceeds of which were to be used to redeem the series X senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series X senior convertible preferred stock, voting as a separate class, is required prior to the creation or issuance of any senior securities.

Conversion Rights. Each share of series X senior convertible preferred stock, plus all accrued and unpaid dividends thereon, are convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price equal to the lower of (i) the lowest VWAP during the five (5) trading days immediately prior to the applicable conversion date and (ii) the price per share paid in any subsequent financing (the “Fixed Price”). The Fixed Price is subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions, as well as a price based antidilution adjustment, pursuant to which, subject to certain exceptions, if the Company issues common stock at a price lower than the Fixed Price, the Fixed Price shall decrease to such lower price. Notwithstanding the foregoing, in no event shall the holder of any series X senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series X senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights Commencing on September 22, 2023, any holder may require the Company to redeem its shares by the payment in cash therefore of a sum equal to 100% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation; provided however, that in the event that the Company completes a public offering prior to the redemption date, then any holder may only cause the Company to redeem any outstanding series X senior convertible preferred stock by paying such redemption price in twelve (12) equal monthly installments with the first such payment due on the date that is six (6) months following the date that the Company completes such public offering.

Non-redeemable Preferred Stock

Series A Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 2 shares of series A preferred stock issued and outstanding.

Ranking. The series A preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series A preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series A preferred stock; and (iii) junior to the series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series I preferred stock, series J preferred stock, series L preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and each other series of preferred stock and each class or series that is expressly made senior to the series A preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The series A preferred stock is not entitled to participate in any distributions or payments to the holders of common stock or any other class of stock and shall have no economic interest in the Company.

Liquidation Rights. In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of the Company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the holders of each share of series A preferred stock shall be entitled to receive from any distribution of any of the assets or surplus funds of the Company, before and in preference of any holder of shares of common stock, an amount equal to the stated value of $250. Once the holders receive the foregoing from any such liquidation, dissolution or winding up, the holders shall not participate with the common stock or any other class of stock.

Voting Rights. Each share of series A preferred stock shall have a number of votes at any time equal to (i) 25% of the number of votes then held or entitled to be made by all other equity securities of the Company, including, without limitation, the common stock, plus (ii) one (1). The series A preferred stock shall vote on any matter submitted to the holders of the common stock, or any other class of voting securities, for a vote, and shall vote together with the common stock, or any class of voting securities, as applicable, on such matter for as long as the shares of series A preferred stock are issued and outstanding. Notwithstanding the foregoing, the series A preferred stock shall not have the right to vote on any matter as to which solely another series of preferred stock is entitled to vote pursuant to the Company’s amended and restated articles of incorporation or a certificate of designation of such other series of preferred stock.

Transfer. Upon transfer of any share of series A preferred stock, except for a transfer by the holder to an affiliate, whether such transfer is voluntary or involuntary, such share of series A preferred stock shall automatically, and without any action being required by the Company or the holder, be converted into one (1) share of common stock.

Other Rights. Holders of series A preferred stock do not have any conversion (except as set forth above) or redemption rights.

Series B Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 0 and 1,279,867 shares of series B preferred stock issued and outstanding, respectively. During the nine months ended September 30, 2025, all outstanding shares of series B preferred stock were converted into common stock.

Ranking. The series B preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series B preferred stock; (ii) on parity with the series C preferred stock, series E preferred stock, series F-1 preferred stock, series J preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series B preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series B preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series B preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series B preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series B preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series B preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series B preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series B preferred stock shall be entitled to cast one (1) vote per share of series B preferred stock held. Except as provided by law, the holders of series B preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series B preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series B preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series B preferred stock or alter or amend the certificate of designation for the series B preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series B preferred stock.

Conversion Rights. Each share of series B preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series B preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series B preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series B preferred stock, voting together as a single class, each share of series B preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock splits, stock combinations, stock dividends, stock reclassifications and similar events.

Redemption Rights. Holders of series B preferred stock do not have any redemption rights.

Series C Preferred Stock

As of December 30, 2025 and December 31, 2024, there were 0 and 74 shares of series C preferred stock issued and outstanding, respectively. During the nine months ended September 30, 2025, all outstanding shares of series C preferred stock were converted into common stock.

Ranking. The series C preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series C preferred stock; (ii) on parity with the series B preferred stock, series E preferred stock, series F-1 preferred stock, series J preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series C preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series C preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series C preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series C preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series C preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series C preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series C preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series C preferred stock shall be entitled to cast one (1) vote per share of series C preferred stock held. Except as provided by law, the holders of series C preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series C preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series C preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series C preferred stock or alter or amend the certificate of designation for the series C preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series C preferred stock.

Conversion Rights. Each share of series C preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined by dividing the stated value ($4.00 per share) by a conversion price of $0.00004. In addition, on the date on which the shares of common stock are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier) (a “Listing Event”), all outstanding shares of series C preferred stock shall be automatically converted into such number of shares of common stock as is determined by dividing $50,000 by the highest traded or closing price on such date, which such shares of common stock shall be issued pro rata among the holders of the outstanding series C preferred stock. Finally, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series C preferred stock, voting together as a single class, each share of series C preferred stock shall be automatically converted into such number of shares of common stock as is determined by dividing the stated value ($4.00 per share) by a conversion price of $0.00004. Such conversion price is subject to standard adjustments in the event of any stock splits, stock combinations, stock dividends, stock reclassifications and similar events.

Redemption Rights. If there is a Listing Event, the Company shall have the right (but not the obligation) to redeem shares of series C preferred stock at a price per share of $50,000.

Series E Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 0 and 175,375 shares of series E preferred stock issued and outstanding, respectively. During the nine months ended September 30, 2025, all outstanding shares of series E preferred stock were converted into common stock.

Ranking. The series E preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series E preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series F-1 preferred stock, series J preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series E preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series E preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series E preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series E preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series E preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series E preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series E preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series E preferred stock shall be entitled to cast one (1) vote per share of series E preferred stock held. Except as provided by law, the holders of series E preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series E preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series E preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series E preferred stock or alter or amend the certificate of designation for the series E preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series E preferred stock.

Conversion Rights. Each share of series E preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series E preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series E preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series E preferred stock, voting together as a single class, each share of series E preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock splits, stock combinations, stock dividends, stock reclassifications and similar events.

Series F-1 Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 3,875 shares of series F-1 preferred stock issued and outstanding.

Ranking. The series F-1 preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series F-1 preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series E preferred stock, series J preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series F-1 preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series F-1 preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series F-1 preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series F-1 preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series F-1 preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series F-1 preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series F-1 preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. Except as provided by law, the holders of series F-1 preferred stock shall have no voting rights. However, as long as any shares of series F-1 preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series F-1 preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series F-1 preferred stock or alter or amend the certificate of designation for the series F-1 preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series F-1 preferred stock.

Conversion Rights. Each share of series F-1 preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series F-1 preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series F-1 preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series F-1 preferred stock, voting together as a single class, each share of series F-1 preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock dividends, stock reclassifications and similar events (but not for reverse stock splits).

Redemption Rights. Holders of series F-1 preferred stock do not have any redemption rights.

Series I Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 10,075,092 and 10,469,092 shares of series I preferred stock issued and outstanding, respectively.

Ranking. The series I preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock, series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series J preferred stock, series L preferred stock and to each other class or series that is not expressly made senior to or on parity with the series I preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series I preferred stock; and (iii) junior to the series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series I preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series I preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series I preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series I preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series I preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series I preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series I preferred stock shall be entitled to cast five (5) votes per share of series I preferred stock held. Except as provided by law, the holders of series I preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series I preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series I preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series I preferred stock or alter or amend the certificate of designation for the series I preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series I preferred stock.

Conversion Rights. Each share of series I preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series I preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series I preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $10,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series I preferred stock, voting together as a single class, each share of series I preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock splits, stock combinations, stock dividends, stock reclassifications and similar events.

Redemption Rights. Holders of series I preferred stock do not have any redemption rights.

Series J Preferred Stock

As of September 30, 2025 and December 31, 2024, there were no shares of series J preferred stock issued and outstanding. During the nine months ended September 30, 2024, all outstanding shares of series J preferred stock were converted into common stock.

Ranking. The series J preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series J preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series L preferred stock and each other class or series that is not expressly subordinated or made senior to the series J preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series J preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series J preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series J preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series J preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series J preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series J preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series J preferred stock shall be entitled to cast one (1) vote per share of series J preferred stock held. Except as provided by law, the holders of series J preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series J preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series J preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series J preferred stock or alter or amend the certificate of designation for the series J preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series J preferred stock.

Conversion Rights. Each share of series J preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series J preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series J preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series J preferred stock, voting together as a single class, each share of series J preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock dividends, stock reclassifications and similar events (but not for reverse stock splits).

Redemption Rights. Holders of series J preferred stock do not have any redemption rights.

Series L Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 319,493 shares of series L preferred stock issued and outstanding.

Ranking. The series L preferred stock ranks, with respect to the distribution of assets upon liquidation, (i) senior to all common stock, series A preferred stock and to each other class or series that is not expressly made senior to or on parity with the series L preferred stock; (ii) on parity with the series B preferred stock, series C preferred stock, series E preferred stock, series F-1 preferred stock, series J preferred stock and each other class or series that is not expressly subordinated or made senior to the series L preferred stock; and (iii) junior to the series I preferred stock, series N senior convertible preferred stock, series R convertible preferred stock, series X senior convertible preferred stock and to each other series of preferred stock and each class or series that is expressly made senior to the series L preferred stock, as well as to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company.

Dividend Rights. The holders of series L preferred stock are entitled to receive dividends equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on shares of common stock when, as and if such dividends are paid on shares of common stock. No other dividends shall be paid on shares of series L preferred stock.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of series L preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the shares of series L preferred stock were fully converted to common stock immediately prior to such liquidation, which amount shall be paid to the holders of series L preferred stock pari passu with all holders of parity securities and in preference to the holders of junior securities.

Voting Rights. On any matter presented to stockholders for their action or consideration, each holder of series L preferred stock shall be entitled to cast one (1) vote per share of series L preferred stock held. Except as provided by law, the holders of series L preferred stock shall vote together with the holders of shares of common stock as a single class. However, as long as any shares of series L preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of outstanding series L preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series J preferred stock or alter or amend the certificate of designation for the series L preferred stock, or (b) amend the Company’s amended and restated articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series L preferred stock.

Conversion Rights. Each share of series L preferred stock is convertible, at any time and from time to time at the option of the holder thereof, into such number of shares of common stock as is determined as follows: (i) if the closing market price of the common stock on the principal trading market on which the common stock is then traded or quoted is less than $4.00 per share, then each share of series L preferred stock shall be convertible into a number of shares of common stock equal to two (2) times the stated value ($4.00 per share), divided by such closing market price on the date of conversion; or (ii) if such closing market price is equal to or greater than $4.00 per share, then each share of series L preferred stock shall be convertible into two (2) shares of common stock. In addition, upon the earlier to occur of: (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share in a public offering pursuant to an effective registration statement or offering statement under the Securities Act resulting in at least $3,000,000 of gross proceeds to the Company, (b) the date on which the shares of common stock of the Company are listed on a national stock exchange, including without limitation the New York Stock Exchange, NYSE American or the Nasdaq Stock Market (any tier), or (c) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 67% of the then outstanding shares of series L preferred stock, voting together as a single class, each share of series L preferred stock shall be automatically converted into such number of shares of common stock as is determined in accordance with the provisions above. Such conversion price is subject to standard adjustments in the event of any stock dividends, stock reclassifications and similar events (but not for reverse stock splits).

Redemption Rights. Holders of series L preferred stock do not have any redemption rights.

Series Y Senior Preferred Stock

As of September 30, 2025 and December 31, 2024, there were 1,041,764 and 979,125 shares of series Y senior convertible preferred stock issued and outstanding, respectively.

Ranking. The series Y senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each series of preferred stock, and to each other class or series that is not expressly made senior to or on parity with the series Y senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series Y senior convertible preferred stock; and (iii) junior to each class or series that is expressly made senior to the series Y senior convertible preferred stock.

Dividend Rights. Holders of series Y senior convertible preferred stock are entitled to dividends at a rate per annum of 10.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series Y senior convertible preferred stock), such rate shall increase by 5% per annum. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date and may be paid in cash or common stock at our discretion; provided that the Company may only pay dividends in common stock if such common stock is free-trading, freely transferable, and does not contain a legend (or be subject to stop transfer or similar instructions) restricting the resale or transferability thereof. Dividends payable in common stock shall be calculated based on a price equal to eighty percent (80%) of the VWAP during the five (5) trading days immediately prior to the applicable payment date. For the nine months ended September 30, 2025, cumulative dividends earned on the series Y senior convertible preferred stock were $301,470. The cumulative accrued dividends for the nine months ended September 30, 2025 were paid by the Company via the issuance of 62,639 shares of series Y senior convertible preferred stock and $50,000 in cash. At September 30, 2025, the total dividends payable was $33,108.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the certificate of designation), upon any liquidation event (as defined in the certificate of designation), before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series Y senior convertible preferred stock shall be entitled to receive an amount of cash equal to the greater of (i) 100% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders or (ii) such amount per share as would have been payable had all shares of series Y senior convertible preferred stock been converted into common stock immediately prior to such liquidation event.

Voting Rights. Holders of series Y senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series Y senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series Y senior convertible preferred stock, which majority must include Leonite Capital LLC so long as it holds any shares of series Y senior convertible preferred stock, voting as a separate class, shall be necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation, prior to the Company’s issuance of additional shares of series Y senior convertible preferred stock or prior to the creation or issuance of any securities that are not subordinate to the series Y senior convertible preferred stock or new indebtedness (as defined in the certificate of designation); provided that the foregoing shall not apply to any financing transaction the use of proceeds of which will be used to redeem the series Y senior convertible preferred stock in full.

Conversion Rights. Commencing on the first anniversary of the date on which the Company’s common stock begins trading on the Nasdaq Stock Market, each share of series Y senior convertible preferred stock, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price equal to the lowest VWAP during the five (5) trading days immediately prior to the applicable conversion date. Such conversion price is subject to adjustment if the Company issues common stock at a price lower than such conversion price, subject to certain exceptions. Notwithstanding the foregoing, in no event shall the holder of any series Y senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series Y senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Preferred Stock Transactions

During the nine months ended September 30, 2025, the Company executed the following transactions:

•	An aggregate of 300,000 shares of series B preferred stock, 6 shares of series C preferred stock and 54,000 shares of series E preferred stock were issued in exchange for the cancellation of an aggregate of 391,500 shares of series I preferred stock.

•	An aggregate of 1,579,867 shares of series B preferred stock were converted into an aggregate of 3,159,736 shares of common stock.

•	An aggregate of 80 shares of series C preferred stock were converted into an aggregate of 800,000 shares of common stock.

•	An aggregate of 229,375 shares of series E preferred stock were converted into an aggregate of 458,750 shares of common stock.

•	An aggregate of 2,500 shares of series I preferred stock were converted into an aggregate of 5,000 shares of common stock.

•	An aggregate of 62,639 shares of series Y senior convertible preferred stock were issued with an aggregate value of $250,554.

•	An aggregate of 85,221 shares of series N senior convertible preferred stock were issued with an aggregate value of $340,877.

•	An aggregate of 30,226 shares of series X senior convertible preferred stock were issued with an aggregate value of $120,900.

During the nine months ended September 30, 2024, the Company executed the following transactions:

•	On January 19, 2024, the Company issued 62,500 shares of series I preferred stock to each of Daniel R. Thompson, the Chairman of the Board, and Alex Cunningham, the Company’s Chief Executive Officer, for $250,000 bonus compensation for the fiscal year of 2023, at the fair value of $4.48 per share.

•	On January 31, 2024, the Company issued 5,000 shares of series I preferred stock to Matthew Shafer, the Company’s Chief Financial Officer, for $20,000, at the fair value of $4.48 per share.

•	On January 31, 2024, the Company issued 2,500 shares of series I preferred stock to Zia Choe, the Company’s former Chief Accounting Officer, for $10,000, at the fair value of $4.48 per share.

•	An aggregate of 1,385,549 shares of series B preferred stock were converted into an aggregate of 2,771,098 shares of common stock.

•	An aggregate of 78 shares of series C preferred stock were converted into an aggregate of 780,000 shares of common stock.

•	An aggregate of 80,375 shares of series E preferred stock were converted into an aggregate of 160,750 shares of common stock.

•	An aggregate of 26,252 shares of series F-1 preferred stock were converted into an aggregate of 52,504 shares of common stock.

•	An aggregate of 3,477,000 shares of series I preferred stock were converted into an aggregate of 6,954,000 shares of common stock.

•	An aggregate of 1,713,584 shares of series J preferred stock were converted into an aggregate of 3,427,168 shares of common stock.

•	2 shares of series C preferred stock were cancelled, which were issued erroneously.

•	165 shares of series R preferred stock were cancelled as part of the settlement agreement described in Note 7. Notes and Loans Payable

•	On May 15, 2024, in conjunction with the exchange of certain senior secured convertible promissory notes, 938,908 shares of series Y senior convertible preferred stock were issued with an aggregate value of $3,755,632.

•	On September 25, 2024, 16,206 shares of series Y senior convertible preferred stock were issued with an aggregate value of $64,824 as payment of accrued dividends.

In connection with the aforementioned share issuances on January 19, 2024 and January 31, 2024, the Company engaged a valuation specialist to perform a business valuation Monte Carlo simulation for the series I preferred stock resulting in those indicated fair values.

Common Stock

During the nine months ended September 30, 2025, in addition to the conversions of preferred stock noted above, the Company issued common stock as part of the following transactions:

•	On June 5, 2025, as part of a legal settlement, the Company retired 59,248 shares of common stock.

•	On June 30, 2025, the Company issued 15,000 shares of common stock to an investor relation service provider. The Company recognized the fair value for the issuance of the 15,000 shares at $6.50 per share on the closing market price of June 30, 2025, and recorded selling, general and administrative expense of $97,500 in the consolidated statement of operations.

•	On September 2, 2025, the Company issued 192,495 shares of common stock upon conversion of a convertible note.

•	On July 31, 2025, the Company issued 2,500 shares of common stock to an employee for services rendered. The Company recognized the fair value for the issuance of the 2,500 shares at $5.00 per share on the closing market price of July 30, 2025, and recorded share-based compensation expense of $12,500 in the consolidated statement of operations.

•	On September 26, 2025, the Company issued an aggregate of 15,000 shares of restricted common stock under the Company’s 2024 Equity Incentive Plan to three board members for their annual retainer grants for the fiscal year 2024, which vested in full on the date of grant. The Company recognized the fair value for the issuance of the shares at $1.53 per share based on the closing market price on the grant date. Share-based compensation expense of $22,950 was recorded in the consolidated statement of operations.

•	On September 26, 2025, the Company also issued an aggregate of 15,000 shares of restricted common stock under the Company’s 2024 Equity Incentive Plan to three board members for their annual retainer grants for the fiscal year 2025, with 3,750 shares vesting on the date of grant and the remaining shares vesting in equal parts over the course of three quarters commencing on October 1, 2025. The Company recognized the fair value for the issuance of the shares at $1.53 per share based on the closing market price on the grant date. Share-based compensation expense of $5,738 was recorded in the consolidated statement of operations.

During the nine months ended September 30, 2024, in addition to the conversions of preferred stock noted above, the Company issued common stock as part of the following transactions:

•	The Company issued an aggregate of 234,909 shares of common stock in payment of various accrued dividends on the series N, series X and series Y preferred stock.

•	The Company issued 1,222 shares of common stock upon conversion of certain convertible notes.

•	In February 2024, as part of the Red Rock settlement executed in July 2022, the Company issued an aggregate of 37,104 shares of common stock to six previous owners. The Company recognized the fair value for the issuance of 37,104 shares at $3 per share on the closing market price of February 4 through February 6, 2024, and recorded share loss from discontinued operations of $111,312 in the consolidated statement of operations.

•	On March 5, 2024, the Company issued 7,500 shares of common stock to an investor relation service provider. The Company recognized the fair value for the issuance of the 7,500 shares at $1.55 per share on the closing market price of March 5, 2024 and recorded selling, general and administrative expense of $11,617 in the consolidated statement of operations.

•	On March 26, 2024, the Company issued an aggregate of 30,000 shares of common stock to three board members. The Company recognized the fair value for the issuance of 30,000 shares at $6.50 per share on the closing market price of March 26, 2024 and recorded share-based compensation expense of $195,000 in the consolidated statement of operations.

•	In September 2024, the Company issued an aggregate of 74,225 shares of common stock as part of a legal settlement.

Share-based compensation

Share-based compensation expense is attributable to restricted common stock awards granted to our non-employee independent directors as well as common or preferred stock issued to employees and service providers for services rendered. We recognize expense using a straight-line amortization method as reflected in general and administrative expense in the condensed consolidated statement of operations. Share-based compensation expense for the three months ended September 30, 2025 and 2024, was $41,188 and $0, respectively. Share-based compensation for the nine months ended September 30, 2025 and 2024 was $138,688 and $300,225, respectively.

Generally, all forms of share-based payments, including restricted stock grants, are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Grant date fair value of restricted common stock and common stock awards is determined using the Company’s closing share price on the grant date. Grant date fair value of any preferred stock awards is determined utilizing a third-party valuation. Total unearned stock-based compensation was $17,213 at September 30, 2025 as compared to $0 at September 30, 2024. These costs will be charged to expense and amortized on a straight-line basis during the fourth quarter of 2025 as well as the first and second quarters of 2026.

A summary of non-vested restricted stock activity for the nine months ended September 30, 2025 is presented as follows:

	Number of Non-vested Restricted Common Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2025	–	$–
Granted	30,000	1.53
Vested	(18,750)	1.53
Balance at September 30, 2025	11,250	$1.53